S000023782 [Member] Investment Objectives and Goals - AMG GW&K Small Cap Core Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMG GW&K Small Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the AMG GW&K Small Cap Core Fund (the “Fund”) is to provide investors with long-term capital appreciation.